Consolidated Statements of Changes in Shareholder's Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares(US$0.01 Par Value) [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Total Shanda Games Limited Shareholders' Equity [Member] USD ($)	Total Shanda Games Limited Shareholders' Equity [Member] CNY	Non-controlling interests [Member] CNY
Balance at Dec. 31, 2011		3,709,477	40,918		1,643,511	152,129	(68,480)		1,684,241		3,452,319	257,158
Balance (in shares) at Dec. 31, 2011			560,309,556
Share repurchase of the Company (in shares)	(21,946,754)		(21,946,754)
Share repurchase of the Company	(40,400)	(255,384)	(1,389)	(6,200)	(39,480)			(33,900)	(214,515)	(40,400)	(255,384)
Corporate expense (expense reversal) allocation from Shanda		(3,467)			(3,467)						(3,467)
Share-based compensation expense		42,483			33,597						33,597	8,886
Exercise of share options of the Company (in shares)			2,584,512
Exercise of share options of the Company		708	163		545						708
Exercise of share options of a foreign subsidiary		9,642			4,722						4,722	4,920
Currency translation adjustments of the Company		6,711					6,711				6,711
Currency translation adjustments of subsidiaries		27,717					18,273				18,273	9,444
Unrealized gain on disposition of marketable securities		3,384					3,384				3,384
Realized gain of marketable securities		0
Appropriations to statutory reserves						8,868			(8,868)
Distribution to Shanda					43,129				(43,129)
Net distribution to Shanda arising from platform services and prepaid card businesses		(589,950)			(9,169)				(580,781)		(589,950)
Contribution to Shanda related to disposition of Mochi Media, Inc.		(243,362)			(243,972)		610				(243,362)
Reclassificaton of non-controlling interest arising from lapse of put option previously available to shareholders of a subsidiary												0
Reversal of dividend accrued for restricted shares due to forfeiture		4,823							4,823		4,823
Change of equity in an affiliated company of a subsidiary												0
Non-controlling interests arising from acquisition		5,533										5,533
Capital contribution to a subsidiary by non-controlling interest		7,116										7,116
Disposal of subsidiaries		(2,835)										(2,835)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz		(37,336)			221,561		1,180				222,741	(260,077)
Net income		1,788,557							1,765,392		1,765,392	23,165
Balance at Dec. 31, 2012		4,473,817	39,692		1,650,977	160,997	(38,322)		2,607,163		4,420,507	53,310
Balance (in shares) at Dec. 31, 2012			540,947,314
Share repurchase of the Company (in shares)	(6,871,070)		(6,871,070)
Share repurchase of the Company	(10,300)	(64,141)	(429)	(1,900)	(12,336)			(8,000)	(51,376)	(10,300)	(64,141)
Share-based compensation expense		37,973			27,524						27,524	10,449
Exercise of share options of the Company (in shares)			2,532,202
Exercise of share options of the Company		4,085	156		3,929						4,085
Exercise of share options of a foreign subsidiary		1,131			669						669	462
Currency translation adjustments of the Company		122,701					122,701				122,701
Currency translation adjustments of subsidiaries		(94,661)					(104,301)				(104,301)	9,640
Unrealized gain on disposition of marketable securities		15,668					15,668				15,668
Realized gain of marketable securities		(20,059)					(20,059)				(20,059)
Appropriations to statutory reserves						7,218			(7,218)
Distribution to Shanda					36,504				(36,504)
Net distribution to Shanda arising from platform services and prepaid card businesses		(540,807)			(79,159)				(461,648)		(540,807)
Reclassificaton of non-controlling interest arising from lapse of put option previously available to shareholders of a subsidiary												0
Equity charge upon acquisition of platform services and prepaid card businesses in August 2013		(4,849,374)			(1,613,338)				(3,236,036)		(4,849,374)
Distribution to Shanda related to the transfer of an investment in an equity method affiliate		(5,295)			(5,295)						(5,295)
Change of equity in an affiliated company of a subsidiary		31			16						16	15
Non-controlling interests arising from acquisition		1,983										1,983
Capital contribution to a subsidiary by non-controlling interest		194,811										194,811
Disposal of subsidiaries		(391)										(391)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz												0
Dividends declared to shareholders		(121)							(121)		(121)
Net income		1,627,976							1,587,888		1,587,888	40,088
Balance at Dec. 31, 2013		905,327	39,419		9,491	168,215	(24,313)		402,148		594,960	310,367
Balance (in shares) at Dec. 31, 2013			536,608,446
Share-based compensation expense		6,383			(2,487)						(2,487)	8,870
Exercise of share options of the Company (in shares)			1,223,872
Exercise of share options of the Company		2,958	75		2,883						2,958
Exercise of share options of a foreign subsidiary		1,989			1,706						1,706	283
Currency translation adjustments of the Company		(17,692)					(17,692)				(17,692)
Currency translation adjustments of subsidiaries		(10,849)					(6,679)				(6,679)	(4,170)
Unrealized gain on disposition of marketable securities	0	0
Realized gain of marketable securities	0	0
Appropriations to statutory reserves						4,645			(4,645)
Distribution to Shanda					4,362				(4,362)
Reclassificaton of non-controlling interest arising from lapse of put option previously available to shareholders of a subsidiary		13,971										13,971
Reversal of dividend accrued for restricted shares due to forfeiture		1,254							1,254		1,254
Change of equity in an affiliated company of a subsidiary		319			(574)						(574)	893
Non-controlling interests arising from acquisition												0
Capital contribution to a subsidiary by non-controlling interest												0
Disposal of subsidiaries		(1,610)										(1,610)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz												0
Net income	160,622	996,598							1,040,473		1,040,473	(43,875)
Balance at Dec. 31, 2014	$ 306,008	1,898,648	39,494		15,381	172,860	(48,684)		1,434,868		1,613,919	284,729
Balance (in shares) at Dec. 31, 2014	537,832,318		537,832,318